FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
FINANCIAL INSTRUMENTS
Schedule of fair values of derivatives in the consolidated balance sheets

	September 30, 2013	December 31, 2012
Derivatives Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$468	$—

Accounts payable and other accrued liabilities:
Interest rate derivatives	$249	$—

Derivatives Not Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$8,439	$2,788
Foreign exchange contracts	7	15

Total	$8,446	$2,803

Accounts payable and other accrued liabilities:
Interest rate derivatives	$8,439	$2,744
Foreign exchange contracts	23	20

Total	$8,462	$2,764

	2012	2011
Derivatives Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$—	$80
Accounts payable and other accrued liabilities:
Interest rate derivatives	$—	$19
Derivatives Not Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$2,788	$3,518
Foreign exchange contracts	15	—

Total	$2,803	$3,518

Accounts payable and other accrued liabilities:
Interest rate derivatives	$2,744	$3,585
Foreign exchange contracts	20	—

Total	$2,764	$3,585

Schedule of location on consolidated statements of income and impact of derivatives

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Cash Flow Hedges
Losses recognized in accumulated other comprehensive income (effective portion)
Interest rate derivatives	$(598)	$39	$(32)	$(326)
Reclassified from accumulated other comprehensive income (effective portion)
Interest rate derivatives—Interest expense to third parties	(1,514)	(1,648)	(4,793)	(5,367)
Recognized directly in income (ineffective portion)
Interest rate derivatives—Other expenses	—	(2)	—	20
Not Designated as Hedges
Interest rate derivatives—Other expenses	$(32)	$—	$54	$(48)
Foreign exchange contracts—Other expenses	$16	$32	$32	$32

	2012	2011	2010
Fair Value Hedges
Interest rate derivatives—Other expenses	$—	$—	$(3,499)
Cash Flow Hedges
Recognized in accumulated other comprehensive income (effective portion)
Interest rate derivatives	$(254)	$(19,818)	$(26,268)
Reclassified from accumulated other comprehensive income (effective portion)
Interest rate derivatives—Interest expense to third parties	(6,971)	(17,191)	(33,925)
Recognized directly in income (ineffective portion)
Interest rate derivatives—Other expenses	20	(278)	(552)
Not Designated as Hedges
Interest rate derivatives—Other expenses	$(53)	$(751)	$—
Foreign exchange contracts—Other expenses	5	—	—

Schedule of fair-value hierarchy levels of assets and liabilities measured at fair value on a recurring basis

	Level 2		Level 3		Total
	September 30, 2013	December 31, 2012	September 30, 2013	December 31, 2012	September 30, 2013	December 31, 2012
Assets
Interest rate derivatives	$8,907	$2,788	$—	$—	$8,907	$2,788
Foreign exchange contracts	7	15	—	—	7	15
Retained interests	—	—	2,769	9,271	2,769	9,271

Total assets	$8,914	$2,803	$2,769	$9,271	$11,683	$12,074

Liabilities
Interest rate derivatives	$8,688	$2,744	$—	$—	$8,688	$2,744
Foreign exchange contracts	23	20	—	—	23	20

Total liabilities	$8,711	$2,764	$—	$—	$8,711	$2,764

	Level 2		Level 3		Total
	2012	2011	2012	2011	2012	2011
Assets
Interest rate derivatives	$2,788	$3,438	$—	$160	$2,788	$3,598
Foreign exchange contracts	15	—	—	—	15	—
Retained interests	—	—	9,271	17,289	9,271	17,289

Total assets	$2,803	$3,438	$9,271	$17,449	$12,074	$20,887

Liabilities
Interest rate derivatives	$2,744	$3,459	$—	$145	$2,744	$3,604
Foreign exchange contracts	20	—	—	—	20	—

Total liabilities	$2,764	$3,459	$—	$145	$2,764	$3,604

Schedule of changes in Level 3 fair-value category

	Retained Interests	Derivative Financial Instruments
Balance at January 1, 2012	$17,289	$15
Total gains or losses (realized/unrealized):
Included in earnings	912	65
Included in other comprehensive income (loss)	830	(80)
Settlements	(10,658)	—

Balance at September 30, 2012	$8,373	$—

Balance at January 1, 2013	$9,271	$—
Total gains or losses (realized/unrealized):
Included in earnings	707	—
Included in other comprehensive income (loss)	(368)	—
Settlements	(6,841)	—

Balance at September 30, 2013	$2,769	$—

	Retained Interests	Derivative Financial Instruments
Balance at January 1, 2010	$968,371	$(1,645)
Total gains or losses (realized/unrealized):
Impact from accounting change	(475,302)	(24,316)
Impact from accounting change—collateralized wholesale receivables	(394,037)	—
Included in earnings	1,130	20,586
Included in other comprehensive income (loss)	5,706	—
Settlements	(67,954)	—

Balance at January 1, 2011	$37,914	$(5,375)
Total gains or losses (realized/unrealized):
Included in earnings	299	5,390
Included in other comprehensive income (loss)	1,183	—
Settlements	(22,107)	—

Balance at December 31, 2011	$17,289	$15
Total gains or losses (realized/unrealized):
Included in earnings	1,005	65
Included in other comprehensive income (loss)	1,635	(80)
Settlements	(10,658)	—

Balance at December 31, 2012	$9,271	$—

Schedule of carrying amount and estimated fair value of assets and liabilities considered financial instruments

	September 30, 2013		December 31, 2012
	Carrying Amount	Estimated Fair Value*	Carrying Amount	Estimated Fair Value*
Receivables	$12,654,129	$12,714,172	$10,732,276	$11,074,646
Long-term debt	$7,694,301	$7,796,649	$6,321,551	$6,451,544
*
Under the fair value hierarchy, all measurements are Level 2.

	2012		2011
	Carrying Amount	Estimated Fair Value*	Carrying Amount	Estimated Fair Value*
Receivables	$10,732,276	$11,074,646	$9,386,549	$9,710,124
Affiliated debt	$864,032	$864,032	$819,270	$823,028
Long-term debt	$6,321,551	$6,451,544	$4,587,773	$4,648,139
*
Under the fair value hierarchy, all measurements are Level 2.